Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (6,660,038)	$ (47,547,768)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	632,479	273,772
Amortization of debt issuance costs	1,170,749	287,316
Loss on initial issuance of debt		1,770,933
Change in fair value of convertible note option liability	(60,000)	(840,933)
Change in fair value of warrant liabilities	(360,685)	(200,124)
Earn-out liability initial loss		53,600,000
Change in fair value of Earn-out Share Liability	(13,016,400)	(38,040,000)
Impairment loss on investments	235,877	216,278
Stock based compensation	1,136,320	6,699,081
Provision for inventory obsolescence		551,492
Share based vendor payments as compensation for services	418,183
Interest expense on convertible notes converted		868,853
Unrealized foreign currency transaction (gain) loss	(1,832,650)	741,844
Amortization of operating lease right of use assets	117,365	428,046
Changes in operating assets and liabilities:
Receivables	(54,258)	(31,776)
Inventories	(794,320)	(639,340)
Prepaid and other current assets	13,883	(5,064,849)
Other assets	56,471
Accounts payable	3,408,559	341,913
Accrued expenses and deferred payables	482,284	1,183,951
Operating lease payments	(121,579)	(193,695)
Net cash used in operating activities	(15,227,760)	(25,595,008)
Cash flows from investing activities
Purchase of property and equipment	(8,209)	(46,204)
Purchase of intangible assets and trademarks	(239,128)	(219,241)
Net cash used in investing activities	(247,337)	(265,445)
Cash flows from financing activities
Proceeds from revolving line of credit	1,300,000	3,700,000
Proceeds from related party notes	5,511,000	5,286,016
Proceeds from issuance of convertible notes	1,000,000	1,450,000
Proceeds from the issuance of shares under equity line of credit facility	836,765
Proceeds from reverse recapitalization		1,103,640
Proceeds from the issuance of common stock, net of transaction costs	5,288,755	9,961,356
Proceeds from exercise of stock options for common stock	19	79,484
Net cash provided by financing activities	13,936,539	21,572,753
Effect of exchange rate changes on cash	(13,215)	(36,743)
Net decrease in cash	(1,551,773)	(4,324,442)
Cash and cash equivalents at beginning of year	1,685,633	6,010,075
Cash and cash equivalents at end of year	133,860	1,685,633
Non-cash activities
Initial measurement of debt discount on the convertible note		(1,450,000)
Initial measurement of the Contingent Financing Costs		549,067
Initial measurement of the convertible note option liability		900,933
Conversion of related party notes to Common Stock	3,176,000	2,205,497
Conversion of interest on related party notes to Common Stock	63,096	3,141,846
Initial measurement of the convertible note option liability		1,450,000
Conversion of principal on related party notes to Common Stock		12,598,000
Crowdkeep asset acquisition	6,957,456
Settlement of convertible notes for shares issued	700,000	24,000,000
Conversion of vendor payable to Common Stock		3,422,028
Purchases of inventory included in Notes payable	1,762,415
Supplemental cash flow information
Interest paid	$ 804,954	$ 504,431